P.O. Box 9012 Clearwater, Florida 33758-9012 (727) 299-1800

March 6, 2014

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	Transamerica Funds (the “Registrant”)
(File Nos. 033-02659; 811-04556)

Ladies and Gentlemen:

On behalf of the Registrant, we are filing today through the EDGAR system a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, we certify that the Registrant’s Transamerica Global Allocation Class I2 Prospectus and Statement of Additional Information, each dated March 1, 2014, otherwise required to be filed under paragraph (c) of Rule 497, do not differ from those contained in the Form N-1A registration statement for the Registrant (Post-Effective Amendment No. 183) (the “Registration Statement”). The Registration Statement was filed electronically with the Securities and Exchange Commission on February 28, 2014 via EDGAR (Accession Number 0001193125-14-076248).

Please direct any comments or questions concerning this filing to the undersigned at (727) 299-1844.

Very truly yours,

/s/ Timothy J. Bresnahan

Timothy J. Bresnahan

Vice President and Senior Counsel

Transamerica Asset Management, Inc.